BORROWINGS FROM RELATED PARTIES (Tables)	12 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
SCHEDULE OF BORROWINGS FROM RELATED PARTIES
	2024	2023
Balance at January 1,	-	710
Payment of borrowings	-	(657)
Exchange rate differences	-	(53)
Balance at December 31,	-	-